Pension Plans (Details) - Schedule of Significant Actuarial Hypotheses Assumptions	Dec. 31, 2024	Dec. 31, 2023
Other post-employment benefit plans
Schedule of Significant Actuarial Hypotheses Assumptions [Line Items]
Termination of contract rates	5.00%	5.00%